Note 21 - Commitments and Contingencies - Schedule of Commitments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Commitments	$ 132,430
Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	1,076
Convertible note payments [member]
Statement Line Items [Line Items]
Commitments	115,048	[1]
Government loan payments [member]
Statement Line Items [Line Items]
Commitments	10,206	[2]
Lease payments [member]
Statement Line Items [Line Items]
Commitments	296
Royalty payments [member]
Statement Line Items [Line Items]
Commitments	3,250	[3]
Other contingent liabilities [member]
Statement Line Items [Line Items]
Commitments	2,554
Not later than one year [member]
Statement Line Items [Line Items]
Commitments	9,618
Not later than one year [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	1,076
Not later than one year [member] | Convertible note payments [member]
Statement Line Items [Line Items]
Commitments	8,057	[1]
Not later than one year [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	36	[2]
Not later than one year [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	125
Not later than one year [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	0	[3]
Not later than one year [member] | Other contingent liabilities [member]
Statement Line Items [Line Items]
Commitments	324
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Commitments	9,827
Later than one year and not later than two years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than one year and not later than two years [member] | Convertible note payments [member]
Statement Line Items [Line Items]
Commitments	8,012	[1]
Later than one year and not later than two years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	1,615	[2]
Later than one year and not later than two years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	128
Later than one year and not later than two years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	0	[3]
Later than one year and not later than two years [member] | Other contingent liabilities [member]
Statement Line Items [Line Items]
Commitments	72
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Commitments	16,198
Later than two years and not later than three years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than two years and not later than three years [member] | Convertible note payments [member]
Statement Line Items [Line Items]
Commitments	13,676	[1]
Later than two years and not later than three years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	2,141	[2]
Later than two years and not later than three years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	43
Later than two years and not later than three years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	338	[3]
Later than two years and not later than three years [member] | Other contingent liabilities [member]
Statement Line Items [Line Items]
Commitments	0
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Commitments	88,098
Later than three years and not later than four years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than three years and not later than four years [member] | Convertible note payments [member]
Statement Line Items [Line Items]
Commitments	85,303	[1]
Later than three years and not later than four years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	2,141	[2]
Later than three years and not later than four years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	0
Later than three years and not later than four years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	654	[3]
Later than three years and not later than four years [member] | Other contingent liabilities [member]
Statement Line Items [Line Items]
Commitments	0
Later than four years [member]
Statement Line Items [Line Items]
Commitments	8,689
Later than four years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than four years [member] | Convertible note payments [member]
Statement Line Items [Line Items]
Commitments	0	[1]
Later than four years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	4,273	[2]
Later than four years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	0
Later than four years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	2,258	[3]
Later than four years [member] | Other contingent liabilities [member]
Statement Line Items [Line Items]
Commitments	$ 2,158

[1]	Convertible notes payment amounts are based on contractual maturities of 2028 Notes, 2027 Notes and the assumption that it would remain outstanding until maturity. Interest is calculated based on terms as at December 31, 2024.
[2]	The Company is currently in negotiations to extend the commencement of payments based on the Company's latest construction completion date.
[3]	Royalty payments are estimated amounts associated with the royalty agreements entered with the convertible debt holders as part of the 2028 Notes offering. The estimated amounts and timing are subject to changes in cobalt sulfate prices, timing of completion of the refinery, reaching commercial operations and timing and amounts of sales.